S-K 1603(b) Conflicts of Interest	Jul. 08, 2025
SPAC Sponsor, Conflict of Interest [Line Items]
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conﬂicts of Interest

Under Cayman Islands law, our directors owe fiduciary duties to our company:

(i)     duty to act in good faith in what the director or ofﬁcer believes to be in the best interests of the company;

(ii)    duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

(iii)   directors should not improperly fetter the exercise of future discretion;

(iv)   duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

(v)    duty to exercise independent judgment.

In addition to the above, our directors must also exercise their powers only for a proper purpose. Our directors also have a duty to exercise the skills they actually possess and such care and diligence that a reasonably prudent person would exercise in comparable circumstances.

In fulfilling their duty of care to us, our directors must ensure compliance with our second amended and restated memorandum and articles of association as may be amended from time to time. Our company has a right to seek damages against any director who breaches a duty owed to us.

Our second amended and restated memorandum and articles of association will provide that, subject to his or her fiduciary duties under Cayman Islands laws: (i) no individual serving as a director or an ofﬁcer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in any corporate opportunity offered to any officer or director and such opportunity is one we are legally and contractually permitted to undertake and would otherwise be reasonable for us to pursue. Subject to his or her fiduciary duties under Cayman Islands laws, if any of our officers or directors becomes aware of an acquisition opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations or with which he or she are affiliated, he or she may need to honor his or her fiduciary or contractual obligations to present such acquisition opportunity to such entity, and only present it to us if such entity rejects the opportunity, subject to his or her fiduciary duties under Cayman Islands laws. As a result, the fiduciary duties or contractual obligations of our officers or directors could result in conflicts of interest when our board evaluates a particular business opportunity and materially affect our ability to complete our initial business combination.

While there is no formal commitment to proceed in this manner, we expect that our company will have priority over any other special purpose acquisition companies (if any) subsequently formed by our sponsor, ofﬁcers or directors with respect to acquisition opportunities until we complete our initial business combination or enter into a contractual agreement that would restrict our ability to engage in material discussions regarding a potential initial business combination. While neither us nor certain other SPACs limit acquisition opportunity to a speciﬁc industry or geographic region, we and other SPACs have different criteria and priority for selecting suitable opportunities and the background, experience and resources of management as a whole vary signiﬁcantly among us and other SPACs. As a result of the foregoing, we do not believe that any potential conﬂict from our management and sponsor’s other business or investment ventures would materially affect our ability to complete our initial business combination.

In the case that our sponsor, directors, and ofﬁcers sponsor, or otherwise become involved with, any other SPACs prior to completing our initial business combination in the future, we expect that our company will generally have priority over any other special purpose acquisition companies subsequently formed by our sponsor, ofﬁcers or directors with respect to acquisition opportunities until we complete our initial business combination or enter into a contractual agreement that would restrict our ability to engage in material discussions regarding a potential initial business combination, we do not believe that any such potential conﬂicts would materially affect our ability to complete our initial business combination.

There may be actual or potential material conﬂicts of interest between our sponsor, its afﬁliates or promoters on the one hand, and the investors in this offering on the other hand. Potential investors should be aware of the following potential conﬂicts of interest:

Potential investors should be aware of the following potential conﬂicts of interest:

•        Our insiders will directly or indirectly own 1,437,500 insider shares (up to 187,500 ordinary shares of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised) and, accordingly, may have a conﬂict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        The approximately $0.017 per share price that our initial shareholders paid for the insider shares creates an incentive whereby our sponsor, directors and ofﬁcers could potentially make a substantial proﬁt even if the company selects an acquisition target that subsequently declines in value and is unproﬁtable for public investors.

•        In the event we do not consummate a business combination within the proscribed period, the insider shares, private units and their underlying securities will expire worthless, which could create an incentive our initial shareholders to complete any transaction, regardless of its ultimate value.

•        Each of our ofﬁcers and directors may have a conﬂict of interest with respect to evaluating a particular business combination if the retention or resignation of any such ofﬁcers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        The insider shares owned by our insiders will be released from lock-up restrictions only if a business combination is successfully completed and subject to certain other limitations. Additionally, our insiders will not receive distributions from the trust account with respect to any of their insider shares if we do not complete a business combination. Furthermore, our insiders have agreed that the private units will not be sold or transferred by them until after we have completed our initial business combination. In addition, our insiders may loan funds to us after this offering and may be owed reimbursement for expenses incurred in connection with certain activities on our behalf which would only be repaid if we complete an initial business combination. For the foregoing reasons, the personal and ﬁnancial interests of our directors and executive ofﬁcers may inﬂuence their motivation in identifying and selecting a target business, completing a business combination in a timely manner and securing the release of their shares.

•        Each of insiders presently has, and any of them in the future may have additional, ﬁduciary or contractual obligations to other entities pursuant to which such ofﬁcer or director is or will be required to present a business combination opportunity to such entity. As a result, our ofﬁcers or directors may present a potential target to our competitor that would have been presented to us or devote time to our affairs which may have a negative impact on our ability to complete our initial business combination.

•        Our ofﬁcers and directors may in the future become afﬁliated with entities, including other blank check companies, engaged in business activities similar to those intended to be conducted by our company.

•        Our ofﬁcers and directors are not required to commit any speciﬁed amount of time to our affairs, and, accordingly, may have conﬂicts of interest in allocating management time among various business activities. Other than the foregoing, we do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our ofﬁcers is engaged in several other business endeavors for which he or she may be entitled to substantial compensation, and our ofﬁcers are not obligated to contribute any speciﬁc number of hours per week to our affairs.

•        In the course of their other business activities, our ofﬁcers and directors may become aware of investment and business opportunities which may be appropriate for presentation to our company as well as the other entities with which they are afﬁliated. Our management has pre-existing ﬁduciary duties and contractual obligations and may have conﬂicts of interest in determining to which entity a particular business opportunity should be presented. As a result, our ofﬁcers or directors may present a potential target to our competitor that would have been presented to us or devote time to our affairs which may have a negative impact on our ability to complete our initial business combination.

•        Our insiders are not prohibited from sponsoring, or otherwise becoming involved with, any other blank check companies prior to completing our initial business combination. Accordingly, if any of our ofﬁcers or directors becomes aware of a business combination opportunity that is suitable for an entity to which he or she has then current ﬁduciary or contractual obligations, he or she will honor his or her ﬁduciary or contractual obligations to present such opportunity to such entity and only present it to us if such entity rejects the opportunity, subject to his or her ﬁduciary duties under Cayman Islands law. We do not believe, however, that any ﬁduciary duties or contractual obligations of our directors or ofﬁcers would materially undermine our ability to complete our business combination. In the case that our sponsor, directors, and ofﬁcers sponsor, or otherwise become involved with, any other SPACs prior to completing our initial business combination in the future, we expect that our company will generally have priority over any other special purpose acquisition companies subsequently formed by our sponsor, ofﬁcers or directors with respect to acquisition opportunities until we complete our initial business combination or enter into a contractual agreement that would restrict our ability to engage in material discussions regarding a potential initial business combination, we do not believe that any such potential conﬂicts would materially affect our ability to complete our initial business combination.

We are not prohibited from pursuing an initial business combination with a business combination target that is afﬁliated with our sponsor, ofﬁcers or directors or completing the business combination through a joint venture or other form of shared ownership with our sponsor, ofﬁcers or directors; accordingly, such afﬁliated person(s) may have a conﬂict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such afﬁliated person(s) would have interests different from our public shareholders and would likely not receive any ﬁnancial beneﬁt unless we consummated such business combination. In the event we seek to complete our initial business combination with a business combination target that is afﬁliated (as deﬁned in our second amended and restated memorandum and articles of association) with our sponsor, ofﬁcers or directors, we, or a committee of independent directors, would obtain an opinion from an independent investment banking or another independent entity that commonly renders valuation opinions stating that the consideration to be paid by us in such initial business combination is fair to our company from a ﬁnancial point of view. We are not required to obtain such an opinion in any other context. We cannot assure you that any of the above mentioned conﬂicts will be resolved in our favor.

If we seek shareholder approval, we will complete our initial business combination only if an ordinary resolution under Cayman Islands law and our second amended and restated memorandum and articles of association in favor of the business combination is passed. In such case, our sponsor and each member of our management team have agreed to vote their insider shares, private placement shares included in any private placement units and public shares purchased during or after this offering in favor of our initial business combination (except with respect to any such public shares which may not be voted in favor of approving the business combination transaction in accordance with the requirements of Rule 14e-5 under the Exchange Act and any SEC interpretations or guidance relating thereto).

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

For a summary of the securities owned by our sponsor and the relevant terms, see illustration below:

Types of Securities	Number of Securities Before Offering Held	Number of Securities After Offering Held (assuming no over-allotment option exercised)	Lock-Up Terms
Insider Shares	1,437,500	1,250,000

As provided in a letter agreement entered by and among the Company and the initial shareholders upon the effectiveness of this registration statement, our insiders have agreed not to transfer, assign or sell any of the insider shares (except to certain permitted transferees) until the earlier of 180 days after the date of the consummation of our initial business combination or the date on which the closing price of our ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, or earlier, if, subsequent to our initial business combination, we consummate a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property (except as described herein under the section of this prospectus entitled “Principal Shareholders — Restrictions on Transfers of Insider Shares and Private Units”).

Private Units	0	238,168

As provided in a letter agreement entered by and among the Company and the initial shareholders upon the effectiveness of this registration statement, the private units and underlying securities will not be transferable, assignable or saleable until after the completion of our initial business combination (except as described herein under the section of this prospectus entitled “Principal Shareholders — Restrictions on Transfers of Insider Shares and Private Units”).

Contractual Obligations [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Each of insiders presently has, and any of them in the future may have additional, ﬁduciary or contractual obligations to other entities pursuant to which such ofﬁcer or director is or will be required to present a business combination opportunity to such entity. As a result, our ofﬁcers or directors may present a potential target to our competitor that would have been presented to us or devote time to our affairs which may have a negative impact on our ability to complete our initial business combination.